INTANGIBLE - Intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE
Intangible assets	R$ 7,173,183	R$ 8,014,740	R$ 8,741,949
Non-compete agreement
INTANGIBLE
Intangible assets	R$ 5,128	5,394
Non-compete agreement, 5.00%
INTANGIBLE
Average rate %	46.10%
Non-compete agreement, 46.10%
INTANGIBLE
Average rate %	5.00%
Ports concession
INTANGIBLE
Average rate %	4.30%
Intangible assets	R$ 554,832	199,658
Lease agreements
INTANGIBLE
Average rate %	16.90%
Intangible assets	R$ 14,374	21,873
Supplier agreements, 12.90%
INTANGIBLE
Average rate %	12.90%
Intangible assets	R$ 55,554	70,368
Supplier agreements, 17.64%
INTANGIBLE
Average rate %	17.60%
Intangible assets	R$ 21,427	31,993
Port service contracts
INTANGIBLE
Average rate %	4.20%
Intangible assets	R$ 579,289	609,283
Cultivars
INTANGIBLE
Average rate %	14.30%
Intangible assets	R$ 61,176	81,568
Trademarks and patents
INTANGIBLE
Average rate %	10.00%
Intangible assets	R$ 10,935	14,071
Customer portfolio
INTANGIBLE
Average rate %	9.10%
Intangible assets	R$ 5,746,860	6,567,840
Software
INTANGIBLE
Average rate %	20.00%
Intangible assets	R$ 113,946	121,312
Others
INTANGIBLE
Average rate %	3.72%
Intangible assets	R$ 9,662	R$ 291,380